ADARA SMALLER COMPANIES FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

	NUMBER
	OF SHARES	VALUE
COMMON STOCKS - 95.3%
Aerospace/Defense — 0.8%
AAR Corp.*	11,755	$333,489
Aerovironment, Inc.*	1,433	122,364
Barnes Group, Inc.	208	9,570
Cubic Corp.	29,425	1,723,128
Mercury Systems, Inc.*	10,048	715,619
Moog, Inc., Class A	1,762	136,308
National Presto Industries, Inc.	728	61,917
Park Aerospace Corp.	35,959	457,758
		3,560,153
Agriculture — 0.7%
Darling Ingredients, Inc.*	8,943	431,768
Turning Point Brands, Inc.	25,441	992,708
Village Farms International, Inc.*	71,585	813,206
Vital Farms, Inc.*	17,794	527,414
		2,765,096
Airlines — 0.3%
Allegiant Travel Co.*	4,252	723,648
SkyWest, Inc.*	12,143	521,299
		1,244,947
Apparel — 0.7%
Capri Holdings Ltd.*	5,836	206,478
Crocs, Inc.*	40,941	2,411,015
Kontoor Brands, Inc.	4,168	173,681
Skechers U.S.A., Inc., Class A*	3,666	122,701
		2,913,875
Auto Manufacturers — 0.0%
Wabash National Corp.	9,020	$159,474
Auto Parts & Equipment — 2.3%
Dorman Products, Inc.*	1,452	134,121
Fox Factory Holding Corp.*	20,032	1,748,193
Gentherm, Inc.*	3,355	190,765
Meritor, Inc.*	2,172	57,341
Methode Electronics, Inc.	18,360	642,967
Modine Manufacturing Co.*	36,862	402,533
Shyft Group Inc., (The)	162,830	4,222,182
Unique Fabricating, Inc.*	211,220	990,622
XPEL, Inc.*	34,517	1,307,504
		9,696,228
Banks — 8.2%
Allegiance Bancshares, Inc.	1,446	45,780
American River Bankshares	111,864	1,238,334
Ameris Bancorp	2,245	76,352
Atlantic Capital Bancshares, Inc.*	58,762	825,018
Bank of Commerce Holdings	153,260	1,442,177
Banner Corp.	1,733	71,625
Baycom Corp.*	31,568	454,579
Boston Private Financial Holdings, Inc.	35,643	255,204
Cadence BanCorp	43,952	612,691
Capital Bancorp, Inc.*	90,320	1,073,905
Central Pacific Financial Corp.	3,784	62,020
City Holding Co.	4,208	276,424
Civista Bancshares, Inc.	43,180	726,719
Community Bank System, Inc.	1,997	124,313
Customers Bancorp, Inc.*	13,486	227,779
CVB Financial Corp.	8,715	165,498
Eagle Bancorp, Inc.	2,759	101,476
Esquire Financial Holdings, Inc.*	106,765	1,996,506
Farmers National Bancorp	97,200	1,218,888
First BanCorp	46,257	367,281
First Bancshares, Inc., (The)	37,480	1,025,453
First Business Financial Services, Inc.	67,789	1,280,534
First Commonwealth Financial Corp.	18,699	180,819
First Financial Bancorp	24,487	393,016
First Financial Bankshares, Inc.	13,162	439,874
First Hawaiian, Inc.	13,502	295,964
First Merchants Corp.	26,456	881,514
First Midwest Bancorp, Inc.	9,219	128,974
First Northwest Bancorp	78,120	1,171,800
Flagstar Bancorp, Inc.	2,203	77,193
Glacier Bancorp, Inc.	3,879	158,147
Great Western Bancorp, Inc.	3,502	57,538
Heritage Financial Corp.	5,563	129,451
HomeStreet, Inc.	2,570	83,140
Hope Bancorp, Inc.	28,103	266,416
Horizon Bancorp	83,977	1,200,871
Independent Bank Corp.	1,226	82,927
Independent Bank Group, Inc.	581	32,600
LCNB Corp.	75,165	1,112,442
Live Oak Bancshares, Inc.	35,734	1,469,382
Meta Financial Group, Inc.	19,201	635,553
Metropolitan Bank Holding Corp.*	37,106	1,227,466
NBT Bancorp, Inc.	1,326	39,714
Northeast Bank	100,640	2,191,939
OFG Bancorp	8,517	142,660
Orrstown Financial Services, Inc.	37,330	601,760
Parke Bancorp, Inc.	80,371	1,154,128
Preferred Bank	2,012	73,981
Premier Financial Bancorp, Inc.	96,777	1,288,102
S&T Bancorp, Inc.	9,436	211,272
Seacoast Banking Corp. of Florida*	40,989	1,035,382
Silvergate Capital Corp., Class A*	22,999	818,534
Simmons First National Corp., Class A	4,546	88,647
Southside Bancshares, Inc.	4,513	132,682
Tompkins Financial Corp.	1,660	105,593
Triumph Bancorp, Inc.*	23,205	1,054,435
TrustCo Bank Corp.	9,324	56,597
UMB Financial Corp.	3,164	215,184
United Community Banks, Inc.	12,730	304,374
Veritex Holdings, Inc.	11,815	256,267
Walker & Dunlop, Inc.	1,239	99,132
West Bancorporation, Inc.	62,850	1,211,748
Westamerica Bancorp	2,361	130,138
		34,905,912
Beverages — 0.5%
Celsius Holdings, Inc.*	66,199	2,134,918
Biotechnology — 5.2%
Allogene Therapeutics, Inc.*	11,173	346,922
Apellis Pharmaceuticals, Inc.*	18,432	868,885
Applied Therapeutics, Inc.*	25,101	581,339
Avid Bioservices, Inc.*	53,385	486,871
Aziyo Biologics, Inc., Class A*	21,216	295,963
Biohaven Pharmaceutical Holding Co. Ltd.*	4,958	441,014
Black Diamond Therapeutics, Inc.*	17,957	598,686
Celldex Therapeutics, Inc.*	22,149	498,353
Crinetics Pharmaceuticals, Inc.*	47,014	628,577
Emergent BioSolutions, Inc.*	9,049	741,385
Gamida Cell Ltd.*	45,207	325,490
Guardant Health, Inc.*	3,397	411,445
Immunovant, Inc.*	32,076	1,577,819
Iovance Biotherapeutics, Inc.*	12,133	470,882
Ligand Pharmaceuticals, Inc.*	978	82,514
Mirati Therapeutics, Inc.*	6,457	1,535,798
Nektar Therapeutics*	5,506	90,243
NeoGenomics, Inc.*	24,338	1,158,002
Olema Pharmaceuticals, Inc.*	11,923	608,073
PTC Therapeutics, Inc.*	8,230	514,951
Relay Therapeutics, Inc.*	28,130	1,499,610
SpringWorks Therapeutics, Inc.*	35,825	2,344,388
Trillium Therapeutics, Inc.*	58,910	1,185,858
Turning Point Therapeutics, Inc.*	12,242	1,303,773
Twist Bioscience Corp.*	20,064	2,241,951
Xenon Pharmaceuticals, Inc.*	21,798	259,178
Y-mAbs Therapeutics, Inc.*	17,797	905,333
		22,003,303
Building Materials — 1.4%
AAON, Inc.	2,783	181,257
American Woodmark Corp.*	2,580	225,776
Apogee Enterprises, Inc.	7,722	202,625
Armstrong World Industries, Inc.	19,780	1,524,247
AZEK Co., Inc., (The)*	15,065	538,122
Boise Cascade Co.	3,571	154,446
Forterra, Inc.*	61,148	1,134,295
Gibraltar Industries, Inc.*	4,141	271,070
PGT Innovations, Inc.*	6,101	113,600
Simpson Manufacturing Co., Inc.	2,069	190,141
SPX Corp.*	4,521	231,611
Trex Co., Inc.*	8,462	633,127
UFP Industries, Inc.	8,103	434,726
		5,835,043
Chemicals — 0.7%
AdvanSix, Inc.*	3,917	69,605
American Vanguard Corp.*	1,365	20,694
Axalta Coating Systems Ltd.*	17,118	489,746
Balchem Corp.	1,142	118,414
Chemours Co., (The)	9,276	225,685
GCP Applied Technologies, Inc.*	3,880	91,141
Innospec, Inc.	1,121	92,247
Koppers Holdings, Inc.*	7,974	215,856
Kraton Corp.*	33,519	905,013
Rogers Corp.*	1,868	274,428
Stepan Co.	2,701	313,748
		2,816,577
Coal — 0.0%
Warrior Met Coal, Inc.	9,551	166,378
Commercial Services — 4.4%
Acacia Research Corp.*	304,070	1,122,018
American Public Education, Inc.*	1,140	35,386
AMN Healthcare Services, Inc.*	3,294	214,637
ARC Document Solutions, Inc.*	568,860	824,847
ASGN, Inc.*	2,386	186,538
Barrett Business Services, Inc.	39,178	2,613,564
BG Staffing, Inc.	121,760	1,552,440
Brink's Co., (The)	4,054	272,023
CAI International, Inc.	80,880	2,559,852
CRA International, Inc.	41,300	1,893,605
Forrester Research, Inc.*	938	38,833
FTI Consulting, Inc.*	5,623	590,527
Green Dot Corp., Class A*	4,948	265,015
HealthEquity, Inc.*	13,447	964,015
Heidrick & Struggles International, Inc.	2,031	53,009
HMS Holdings Corp.*	9,256	290,824
Insperity, Inc.	6,645	568,148
MarketAxess Holdings, Inc.	1,203	648,634
Medifast, Inc.	1,970	402,156
Progyny, Inc.*	25,562	907,195
Rent-A-Center, Inc.	3,409	115,292
Repay Holdings Corp.*	20,371	491,552
SP Plus Corp.*	20,477	582,366
Strategic Education, Inc.	2,810	263,831
TechTarget, Inc.*	11,002	577,605
Viad Corp.*	24,001	719,310
		18,753,222
Computers — 2.6%
3D Systems Corp.*	9,382	85,845
CACI International, Inc., Class A*	1,145	271,697
Computer Services, Inc.	16,980	959,370
Diebold Nixdorf, Inc.*	12,251	116,017
DXC Technology Co.*	33,117	725,593
Endava PLC, SP ADR*	31,222	1,960,429
ExlService Holdings, Inc.*	1,497	124,640
Insight Enterprises, Inc.*	2,176	155,541
MAXIMUS, Inc.	9,412	675,876
MTS Systems Corp.*	6,227	218,132
NCR Corp.*	45,399	1,256,190
Perspecta, Inc.	37,444	839,494
Quantum Corp.*	178,140	1,020,742
Rimini Street, Inc.*	170,520	743,467
Science Applications International Corp.	1,681	155,560
Telos Corp.*	17,110	343,398
TTEC Holdings, Inc.	3,501	236,878
Virtusa Corp.*	4,689	234,825
WNS Holdings Ltd., ADR*	9,848	693,398
		10,817,092
Cosmetics/Personal Care — 0.4%
elf Beauty, Inc.*	36,057	783,879
Inter Parfums, Inc.*	20,076	1,090,328
		1,874,207
Distribution/Wholesale — 0.7%
Core-Mark Holding Co., Inc.	1,380	43,042
G-III Apparel Group Ltd.*	19,012	387,274
Manitex International, Inc.*	275,100	1,226,946
Pool Corp.	2,106	728,908
SiteOne Landscape Supply, Inc.*	3,367	464,983
WESCO International, Inc.*	371	24,197
		2,875,350
Diversified Financial Services — 1.1%
Cowen, Inc., Class A	29,759	713,026
Encore Capital Group, Inc.*	3,458	118,056
Enova International, Inc.*	3,612	75,527
Evercore Partners, Inc., Class A	10,177	925,395
Houlihan Lokey, Inc.	9,861	638,796
Interactive Brokers Group, Inc., Class A	3,063	161,604
Silvercrest Asset Management Group, Inc., Class A	112,956	1,501,185
Virtus Investment Partners, Inc.	807	144,356
Waddell & Reed Financial, Inc.	5,577	91,797
WisdomTree Investments, Inc.	1,040	4,451
World Acceptance Corp.*	2,155	243,321
		4,617,514
Electric — 0.1%
ALLETE, Inc.	534	30,032
Ameresco, Inc., Class A*	12,364	550,816
		580,848
Electrical Components & Equipment — 0.7%
Encore Wire Corp.	1,278	66,034
Insteel Industries, Inc.	708	16,376
Littelfuse, Inc.	1,079	259,532
nLight, Inc.*	63,226	1,898,045
Vicor Corp.*	10,141	831,156
		3,071,143
Electronics — 2.0%
Atkore International Group, Inc.*	25,895	1,009,387
Brady Corp., Class A	2,928	129,359
Camtek Ltd.*	16,462	310,309
Coherent, Inc.*	1,014	123,485
Comtech Telecommunications Corp.	98,797	1,883,071
FARO Technologies, Inc.*	2,255	149,100
II-VI, Inc.*	3,812	257,882
Itron, Inc.*	12,808	1,006,837
Ituran Location and Control Ltd.*	27,351	502,985
nVent Electric PLC	18,848	433,504
OSI Systems, Inc.*	1,136	100,082
Plexus Corp.*	2,641	197,309
Sanmina Corp.*	6,648	211,506
SMTC Corp.*	121,200	550,248
SYNNEX Corp.*	830	133,057
TTM Technologies, Inc.*	8,548	111,637
ZAGG, Inc.*	350,100	1,340,883
		8,450,641
Energy-Alternate Sources — 1.2%
Plug Power, Inc.*	57,067	1,505,998
Renewable Energy Group, Inc.*	4,229	245,620
REX American Resources Corp.*	840	65,940
SolarEdge Technologies, Inc.*	1,052	292,435
Sunnova Energy International, Inc.*	39,800	1,612,298
TPI Composites, Inc.*	29,671	1,193,665
		4,915,956
Engineering & Construction — 1.4%
Aegion Corp.*	6,474	111,029
Arcosa, Inc.	619	32,120
Comfort Systems USA, Inc.	27,414	1,381,391
EMCOR Group, Inc.	4,741	408,579
Exponent, Inc.	10,136	841,389
Mistras Group, Inc.*	47,590	248,420
MYR Group, Inc.*	5,139	262,757
Sterling Construction Co., Inc.*	79,950	1,278,401
TopBuild Corp.*	2,707	471,641
WillScot Mobile Mini Holdings Corp.*	38,715	832,760
		5,868,487
Entertainment — 0.8%
Bally's Corp.*	40,432	1,796,394
Everi Holdings, Inc.*	59,880	637,123
GAN Ltd.*	24,314	395,103
Monarch Casino & Resort, Inc.*	3,215	177,532
Scientific Games Corp.*	6,167	229,906
		3,236,058
Environmental Control — 0.9%
Harsco Corp.*	55,629	942,912
Montrose Environmental Group, Inc.*	65,445	1,792,539
Tetra Tech, Inc.	3,198	381,361
US Ecology, Inc.*	19,625	665,091
		3,781,903
Food — 1.6%
B&G Foods, Inc.	10,026	277,620
Hostess Brands, Inc.*	137,570	1,864,074
Ingles Markets, Inc., Class A	19,436	730,599
J&J Snack Foods Corp.	578	84,035
Laird Superfood, Inc.*	12,854	622,262
Landec Corp.*	128,758	1,332,645
Sanderson Farms, Inc.	1,371	187,457
SpartanNash Co.	5,509	104,010
SunOpta, Inc.*	84,263	856,955
United Natural Foods, Inc.*	8,258	142,451
Whole Earth Brands, Inc.*	93,281	773,299
		6,975,407
Forest Products & Paper — 0.1%
Clearwater Paper Corp.*	2,737	95,549
Glatfelter Corp.	1,806	29,040
Schweitzer-Mauduit International, Inc.	6,314	219,601
		344,190
Gas — 0.1%
Northwest Natural Holding Co.	2,390	114,529
Southwest Gas Holdings, Inc.	1,157	74,337
Spire, Inc.	535	34,219
		223,085
Hand/Machine Tools — 0.6%
Colfax Corp.*	14,671	529,330
Franklin Electric Co., Inc.	1,896	128,151
Hurco Cos., Inc.	42,910	1,279,147
MSA Safety, Inc.	4,160	621,670
		2,558,298
Healthcare-Products — 5.9%
ABIOMED, Inc.*	1,453	398,267
Adaptive Biotechnologies Corp.*	11,011	530,950
Alphatec Holdings, Inc.*	173,635	1,823,167
Axonics Modulation Technologies, Inc.*	20,157	884,691
BioLife Solutions, Inc.*	10,845	390,312
Castle Biosciences, Inc.*	25,664	1,220,580
Cerus Corp.*	52,387	348,374
CRH Medical Corp.*	637,093	1,788,320
GenMark Diagnostics, Inc.*	44,142	590,179
Haemonetics Corp.*	3,260	367,891
ICU Medical, Inc.*	578	109,069
Inari Medical, Inc.*	6,615	456,898
Inspire Medical Systems, Inc.*	13,576	2,521,606
Integra LifeSciences Holdings Corp.*	3,088	169,006
Masimo Corp.*	2,530	643,860
Merit Medical Systems, Inc.*	3,088	170,056
Natera, Inc.*	29,397	2,594,873
NuVasive, Inc.*	789	36,546
Omnicell, Inc.*	9,784	1,025,852
OraSure Technologies, Inc.*	5,505	66,060
OrthoPediatrics Corp.*	27,037	1,237,213
Pulmonx Corp.*	14,629	792,892
Quanterix Corp.*	27,978	1,208,370
Repligen Corp.*	6,174	1,171,023
SeaSpine Holdings Corp.*	46,141	656,125
SI-BONE, Inc.*	39,576	916,580
Sientra, Inc.*	116,666	603,163
Tandem Diabetes Care, Inc.*	14,034	1,317,512
Varex Imaging Corp.*	7,739	129,086
West Pharmaceutical Services, Inc.	2,836	780,354
		24,948,875
Healthcare-Services — 1.1%
Amedisys, Inc.*	5,032	1,231,783
Chemed Corp.	621	296,993
eHealth, Inc.*	1,438	109,274
Ensign Group, Inc., (The)	2,070	148,771
Fulgent Genetics, Inc.*	16,187	727,120
LHC Group, Inc.*	5,492	1,078,189
Pennant Group Inc., (The)*	2,221	112,583
Personalis, Inc.*	21,929	603,705
Providence Service Corp., (The)*	2,212	300,367
RadNet, Inc.*	2,821	52,527
Tivity Health, Inc.*	2,357	43,440
US Physical Therapy, Inc.*	1,232	130,863
		4,835,615
Home Builders — 1.8%
Century Communities, Inc.*	40,132	1,785,874
Installed Building Products, Inc.*	19,735	1,950,213
LCI Industries	2,012	253,069
LGI Homes, Inc.*	14,249	1,539,604
M/I Homes, Inc.*	5,874	266,973
MDC Holdings, Inc.	4,064	196,169
Skyline Corp.*	39,509	1,214,112
Winnebago Industries, Inc.	5,231	276,877
		7,482,891
Home Furnishings — 0.9%
iRobot Corp.*	968	75,920
Purple Innovation, Inc.*	57,907	1,726,787
Sleep Number Corp.*	2,991	207,545
Universal Electronics, Inc.*	29,380	1,547,151
VOXX International Corp.*	33,069	425,598
		3,983,001
Household Products/Wares — 0.1%
Central Garden & Pet Co.*	1,283	51,371
Quanex Building Products Corp.	1,957	40,314
WD-40 Co.	995	253,039
		344,724
Housewares — 0.6%
Lifetime Brands, Inc.	141,800	1,910,046
Tupperware Brands Corp.	20,372	685,518
		2,595,564
Insurance — 3.5%
American Equity Investment Life Holding Co.	36,277	953,360
Axis Capital Holdings Ltd.	27,937	1,399,923
BRP Group, Inc.*	57,219	1,685,100
Employers Holdings, Inc.	3,729	113,772
GoHealth, Inc., Class A*	52,163	549,798
Goosehead Insurance, Inc., Class A	13,058	1,607,570
HCI Group, Inc.	2,480	129,332
Heritage Insurance Holdings, Inc.	109,700	1,134,298
Horace Mann Educators Corp.	1,864	74,411
James River Group Holdings Ltd.	22,259	1,014,565
Kinsale Capital Group, Inc.	3,253	781,240
NMI Holdings, Inc., Class A*	65,404	1,433,002
Palomar Holdings, Inc.*	10,454	691,009
RLI Corp.	1,478	141,489
Safety Insurance Group, Inc.	1,702	121,268
Selective Insurance Group, Inc.	3,866	238,996
Stewart Information Services Corp.	2,200	92,114
Trean Insurance Group, Inc.*	31,573	449,915
United Fire Group, Inc.	2,567	56,140
Universal Insurance Holdings, Inc.	6,184	86,329
White Mountains Insurance Group Ltd.	2,196	2,108,160
		14,861,791
Internet — 3.9%
Aspen Group, Inc.*	45,292	550,298
Bandwidth, Inc., Class A*	16,117	2,446,238
CarParts.com, Inc.*	97,932	1,475,835
ChannelAdvisor Corp.*	112,755	1,663,136
DHI Group, Inc.*	357,210	685,843
ePlus, Inc.*	15,512	1,307,817
Eventbrite, Inc., Class A*	20,172	338,284
Fiverr International Ltd.*	2,036	407,872
Magnite, Inc.*	125,839	2,390,941
Mimecast Ltd.*	12,114	544,888
Open Lending Corp., Class A*	32,132	903,552
Q2 Holdings, Inc.*	6,407	726,362
Stamps.com, Inc.*	659	123,536
Upwork, Inc.*	68,621	2,245,279
Yelp, Inc.*	28,231	901,698
		16,711,579
Investment Companies — 0.1%
Grid Dynamics Holdings, Inc.*	56,408	608,642
Iron/Steel — 0.1%
Allegheny Technologies, Inc.*	7,199	97,114
Carpenter Technology Corp.	11,908	291,032
		388,146
Leisure Time — 0.9%
Callaway Golf Co.*	4,678	99,408
Liberty TripAdvisor Holdings, Inc., Class A*	37,187	102,264
Malibu Boats, Inc., Class A*	13,586	774,266
Nautilus, Inc.*	37,302	787,072
OneWater Marine, Inc., Class A*	23,474	656,333
Vista Outdoor, Inc.*	62,015	1,279,370
		3,698,713
Lodging — 0.3%
Boyd Gaming Corp.*	4,776	183,828
Extended Stay America, Inc.	89,719	1,230,048
		1,413,876
Machinery-Construction & Mining — 0.4%
Argan, Inc.	26,500	1,218,735
Terex Corp.*	18,199	564,169
		1,782,904
Machinery-Diversified — 2.3%
Albany International Corp., Class A	1,126	77,165
Applied Industrial Technologies, Inc.	1,045	81,959
Chart Industries, Inc.*	29,945	3,095,115
CIRCOR International, Inc.*	6,879	227,489
Columbus McKinnon Corp.	28,610	1,081,172
Curtiss-Wright Corp.	2,004	230,981
GrafTech International Ltd.	118,656	937,382
Ichor Holdings Ltd.*	22,300	711,370
Kornit Digital Ltd.*	8,907	751,484
NN, Inc.	122,000	764,330
SPX FLOW, Inc.*	1,840	98,587
Tennant Co.	2,414	162,124
Toro Co., (The)	5,348	485,117
Twin Disc, Inc.*	180,760	1,111,674
		9,815,949
Media — 0.5%
EW Scripps Co., (The), Class A	6,465	82,493
fuboTV, Inc.*	69,160	1,915,732
		1,998,225
Metal Fabricate/Hardware — 0.7%
AZZ, Inc.	1,964	87,575
Mueller Industries, Inc.	5,975	195,741
Northwest Pipe Co.*	82,480	2,373,774
Standex International Corp.	1,485	112,058
Tredegar Corp.	1,259	19,905
		2,789,053
Mining — 0.4%
Arconic Corp.*	35,482	976,110
Astec Industries, Inc.	3,361	194,938
Century Aluminum Co.*	18,637	189,166
Kaiser Aluminum Corp.	3,076	239,866
		1,600,080
Miscellaneous Manufacturing — 0.9%
Axon Enterprise, Inc.*	5,340	671,185
EnPro Industries, Inc.	4,961	351,288
ESCO Technologies, Inc.	8,363	827,101
Fabrinet*	10,223	698,333
John Bean Technologies Corp.	2,493	275,626
Materion Corp.	2,877	167,729
Myers Industries, Inc.	2,441	41,473
Proto Labs, Inc.*	1,026	141,752
Raven Industries, Inc.*	3,538	89,228
Sturm Ruger & Co., Inc.	968	59,280
Trinseo SA	12,949	491,933
		3,814,928
Office Furnishings — 0.0%
Interface, Inc.	5,954	49,686
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	19,620	111,834
Oil & Gas — 0.7%
Evolution Petroleum Corp.	72,213	219,528
Helmerich & Payne, Inc.	4,567	103,991
HollyFrontier Corp.	24,475	572,470
Murphy USA, Inc.	3,972	509,210
Patterson-UTI Energy, Inc.	112,890	486,556
PDC Energy, Inc.*	21,646	361,921
Range Resources Corp.*	29,237	213,430
Southwestern Energy Co.*	112,602	350,192
Talos Energy, Inc.*	23,929	204,832
		3,022,130
Oil & Gas Services — 1.0%
Core Laboratories NV	9,482	208,320
DMC Global, Inc.*	38,510	1,573,133
Helix Energy Solutions Group, Inc.*	49,185	184,936
Natural Gas Services Group, Inc.*	134,190	1,548,553
NOW, Inc.*	7,442	41,526
Oceaneering International, Inc.*	48,849	296,513
Profire Energy, Inc.*	439,640	400,116
		4,253,097
Packaging & Containers — 0.2%
Matthews International Corp., Class A	5,499	146,988
TriMas Corp.*	30,872	825,209
		972,197
Pharmaceuticals — 2.6%
AdaptHealth Corp.*	36,581	1,092,309
Aeglea BioTherapeutics, Inc.*	15,646	133,930
Amphastar Pharmaceuticals, Inc.*	3,464	61,521
Covetrus, Inc.*	1,540	41,603
Cytokinetics, Inc.*	97,531	1,638,521
Enanta Pharmaceuticals, Inc.*	4,093	168,631
Endo International PLC*	26,244	133,319
MERUS NV*	36,217	620,397
Myovant Sciences Ltd.*	39,809	945,464
Neogen Corp.*	2,310	171,448
Ocular Therapeutix, Inc.*	67,754	1,185,695
Odonate Therapeutics, Inc.*	36,689	551,069
Owens & Minor, Inc.	32,421	835,165
PMV Pharmaceuticals, Inc.*	14,958	527,120
Premier, Inc., Class A	55,476	1,964,960
Revance Therapeutics, Inc.*	14,629	353,144
scPharmaceuticals, Inc.*	24,454	225,466
TG Therapeutics, Inc.*	10,676	313,234
		10,962,996
Real Estate — 0.5%
Cushman & Wakefield PLC*	34,057	507,449
eXp World Holdings, Inc.*	17,895	954,340
Newmark Group, Inc., Class A	27,808	195,212
Realogy Holdings Corp.*	7,502	92,350
Redfin Corp.*	7,845	375,697
		2,125,048
REITS — 2.4%
Agree Realty Corp.	1,641	108,142
Alexander & Baldwin, Inc.*	4,543	71,098
Alpine Income Property Trust, Inc.	88,024	1,409,264
Apollo Commercial Real Estate Finance, Inc.	44,054	474,902
ARMOUR Residential REIT, Inc.	7,185	76,017
CareTrust REIT, Inc.	3,664	71,191
Chatham Lodging Trust*	17,141	188,722
Community Healthcare Trust, Inc.	2,769	125,048
CoreCivic, Inc.*	36,089	255,871
CoreSite Realty Corp.	1,355	169,903
DiamondRock Hospitality Co.*	13,130	98,738
EastGroup Properties, Inc.	2,590	353,095
Franklin Street Properties Corp.	17,960	83,334
Getty Realty Corp.	5,173	146,861
Global Medical REIT, Inc.	134,830	1,845,823
Great Ajax Corp.	118,760	1,178,101
Healthcare Realty Trust, Inc.	2,820	83,190
Investors Real Estate Trust	1,467	101,810
KKR Real Estate Finance Trust, Inc.	9,611	175,209
Lexington Realty Trust	12,112	123,664
LTC Properties, Inc.	1,083	40,114
Medical Properties Trust, Inc.	5,867	113,820
New York Mortgage Trust, Inc.	183,589	645,315
NexPoint Residential Trust, Inc.	2,319	102,755
PennyMac Mortgage Investment Trust	24,404	417,308
PS Business Parks, Inc.	1,242	163,696
Ready Capital Corp.	6,588	85,249
Redwood Trust, Inc.	77,920	674,008
Retail Opportunity Investments Corp.*	28,261	366,828
Retail Properties of America, Inc., Class A	11,959	96,868
Tanger Factory Outlet Centers, Inc.	33,410	315,724
Uniti Group, Inc.	1,231	12,655
Universal Health Realty Income Trust	3,063	185,097
		10,359,420
Retail — 6.5%
American Eagle Outfitters, Inc.	18,135	326,249
Asbury Automotive Group, Inc.*	2,463	277,752
Aspen Aerogels, Inc.*	22,977	324,435
At Home Group, Inc.*	45,585	863,380
Big Lots, Inc.	7,174	370,681
BJ's Restaurants, Inc.*	7,047	232,762
BJ's Wholesale Club Holdings, Inc.*	47,913	1,963,954
Bloomin' Brands, Inc.*	20,453	357,927
BMC Stock Holdings, Inc.*	19,191	939,208
Boot Barn Holdings, Inc.*	26,870	1,108,656
Buckle, Inc., (The)	2,951	79,146
Build-A-Bear Workshop, Inc.*	219,100	896,119
Cannae Holdings, Inc.*	52,132	2,055,043
Casey's General Stores, Inc.	1,888	343,012
DineEquity, Inc.*	1,134	71,408
El Pollo Loco Holdings, Inc.*	9,027	141,453
FirstCash, Inc.	2,930	188,223
Five Below, Inc.*	3,696	578,054
Foundation Building Materials, Inc.*	7,247	139,432
Freshpet, Inc.*	10,836	1,483,232
GameStop Corp., Class A*	64,095	1,061,413
GMS, Inc.*	11,086	346,216
Group 1 Automotive, Inc.	2,270	269,699
GrowGeneration Corp.*	82,640	2,906,449
Guess?, Inc.	12,246	205,610
Hibbett Sports, Inc.*	1,413	58,159
J. Alexander's Holdings, Inc.*	44,156	304,235
Lithia Motors, Inc., Class A	382	110,513
Lovesac Co., (The)*	28,520	909,218
MarineMax, Inc.*	12,104	397,495
Michaels Cos., Inc., (The)*	6,050	59,834
MSC Industrial Direct Co, Inc., Class A	4,693	391,021
Ollie's Bargain Outlet Holdings, Inc.*	6,339	558,212
Papa John's International, Inc.	7,632	613,308
PriceSmart, Inc.	1,079	87,701
RH*	2,399	1,087,131
Shake Shack, Inc., Class A*	9,782	798,798
Shoe Carnival, Inc.	32,852	1,201,398
Signet Jewelers Ltd.*	5,100	154,479
Sonic Automotive, Inc., Class A	17,902	722,883
Sportsman's Warehouse Holdings, Inc.*	43,317	603,406
Texas Roadhouse, Inc.*	7,204	546,063
Vroom, Inc.*	17,908	642,181
Wingstop, Inc.	2,430	309,363
World Fuel Services Corp.	18,749	532,847
Zumiez, Inc.*	3,678	136,417
		27,754,175
Savings & Loans — 1.2%
Axos Financial, Inc.*	3,461	115,943
Banc of California, Inc.	5,748	76,448
Berkshire Hills Bancorp, Inc.	19,420	318,488
Brookline Bancorp, Inc.	4,158	47,276
Dime Community Bancshares, Inc.	3,385	48,913
Eagle Bancorp Montana, Inc.	45,430	936,312
FS Bancorp, Inc.	33,352	1,784,332
Northfield Bancorp, Inc.	4,651	51,766
Northwest Bancshares, Inc.	5,826	68,922
Pacific Premier Bancorp, Inc.	8,033	231,511
Provident Financial Services, Inc.	10,750	168,453
Riverview Bancorp, Inc.	202,620	1,069,834
		4,918,198
Semiconductors — 5.3%
Advanced Energy Industries, Inc.*	2,466	237,870
Amtech Systems, Inc.*	248,050	1,530,468
AXT, Inc.*	211,022	2,057,464
Bloom Energy Corp., Class A*	53,512	1,312,114
Brooks Automation, Inc.	15,468	1,129,009
Cirrus Logic, Inc.*	3,525	282,352
CMC Materials, Inc.	1,581	243,917
Cohu, Inc.*	68,300	1,939,037
FormFactor, Inc.*	47,845	1,961,645
inTEST Corp.*	113,300	611,820
Kulicke & Soffa Industries, Inc.	6,419	195,459
Lattice Semiconductor Corp.*	17,655	738,862
MKS Instruments, Inc.	1,371	189,171
Monolithic Power Systems, Inc.	1,952	624,562
Onto Innovation, Inc.*	3,032	134,045
Photronics, Inc.*	48,915	566,925
Power Integrations, Inc.	6,328	451,756
Semtech Corp.*	15,102	1,018,932
Silicon Laboratories, Inc.*	6,297	738,071
SiTime Corp.*	33,631	2,924,888
Ultra Clean Holdings, Inc., Class A*	108,678	3,438,572
Veeco Instruments, Inc.*	3,472	57,705
		22,384,644
Software — 6.7%
1Life Healthcare, Inc.*	20,253	665,716
8x8, Inc.*	4,085	80,760
ACI Worldwide, Inc.*	28,727	935,926
Appfolio, Inc., Class A*	2,924	476,407
Appian Corp.*	3,433	480,620
Asure Software, Inc.*	265,392	2,054,134
Avalara, Inc.*	2,922	501,854
Avaya Holdings Corp.*	119,430	2,222,592
Blackbaud, Inc.*	799	44,017
Blackline, Inc.*	6,458	793,688
Bottomline Technologies de, Inc.*	2,442	111,453
Cardlytics, Inc.*	17,600	2,088,768
CDK Global, Inc.	29,241	1,400,644
Cogent Communications Holdings, Inc.	1,297	75,408
Computer Programs & Systems, Inc.*	28,606	813,269
CSG Systems International, Inc.	2,981	129,316
Digital Turbine, Inc.*	27,550	1,239,199
Domo, Inc., Class B*	33,077	1,256,595
Ebix, Inc.	5,151	175,186
Elastic NV*	5,738	710,364
Five9, Inc.*	8,641	1,341,083
Intelligent Systems Corp.*	14,642	574,991
LivePerson, Inc.*	19,916	1,163,493
ManTech International Corp., Class A	2,301	177,108
NEOGAMES SA*	41,908	918,623
Ontrak, Inc.*	6,181	306,887
Pagerduty, Inc.*	21,714	747,396
Phreesia, Inc.*	24,702	1,090,840
Progress Software Corp.	5,306	212,771
PROS Holdings, Inc.*	16,289	698,635
Schrodinger, Inc.*	20,687	1,439,401
Smith Micro Software, Inc.*	220,410	1,185,806
Take-Two Interactive Software, Inc.*	3,504	632,507
Upland Software, Inc.*	13,932	637,389
Workiva, Inc.*	11,267	844,912
Zovio, Inc.*	99,473	370,040
		28,597,798
Telecommunications — 1.4%
Calix, Inc.*	51,684	1,223,877
Cambium Networks Corp.*	29,613	801,328
Cincinnati Bell, Inc.*	2,642	40,185
Iridium Communications, Inc.*	9,628	308,962
Liberty Latin America Ltd., Class C*	92,028	1,040,837
NetGear, Inc.*	2,616	83,215
One Stop Systems, Inc.*	197,682	535,718
ORBCOMM, Inc.*	126,784	725,204
Plantronics, Inc.*	3,217	87,888
Viavi Solutions, Inc.*	23,640	320,204
Vonage Holdings Corp.*	68,331	878,737
		6,046,155
Textiles — 0.4%
UniFirst Corp.	9,853	1,821,623
Transportation — 2.4%
Air Transport Services Group, Inc.*	108,787	3,344,112
ArcBest Corp.	22,821	956,428
Bristow Group, Inc.*	2,104	46,814
CryoPort, Inc.*	29,962	1,457,651
Echo Global Logistics, Inc.*	26,192	743,591
Knight-Swift Transportation Holdings, Inc.	1,873	77,336
Marten Transport Ltd.	44,723	788,466
PAM Transportation Services, Inc.*	27,579	1,271,392
Saia, Inc.*	7,901	1,379,041
SEACOR Holdings, Inc.*	689	22,889
		10,087,720
Water — 0.1%
American States Water Co.	1,758	129,776
California Water Service Group	1,969	97,426
		227,202
TOTAL COMMON STOCKS
(Cost $269,238,791)		404,513,784
PREFERRED STOCKS - 0.0%
Distribution/Wholesale — 0.0%
WESCO International, Inc.	984	30,189
TOTAL PREFERRED STOCKS
(Cost $26,125)		30,189
SHORT-TERM INVESTMENTS - 4.9%
U.S. Bank Money Market Deposit Account, 0.03%(a)	20,687,660	20,687,660
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,687,660)		20,687,660
TOTAL INVESTMENTS - 100.2%
(Cost $289,952,576)		425,231,633
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(654,944)
NET ASSETS - 100.0%		$424,576,689

*	Non-income producing security
(a)	The rate shown is as of November 30, 2020.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored ADR

The accompanying notes are an integral part of the financial statements.

ADARA SMALLER COMPANIES FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

PORTFOLIO VALUATION – The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
ADARA SMALLER COMPANIES FUND
Common Stocks	$404,543,973	$404,543,973	$–	$–
Short-Term Investments	20,687,660	20,687,660	–	–
Total Investments*	$425,231,633	$425,231,633	$–	$–

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2020, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.